Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Schedule of Intangible assets

	2021			2020
	Goodwill	Other (1)	Total	Goodwill	Other (1)	Total
Cost	£m	£m	£m	£m	£m	£m
At 1 January	9,939	2,592	12,531	9,980	2,293	12,273
Currency translation and other adjustments	—	29	29	—	(1)	(1)
Additions	—	479	479	—	348	348
Disposals and write-off of fully amortised assets	—	(50)	(50)	(41)	(48)	(89)
At 31 December	9,939	3,050	12,989	9,939	2,592	12,531

Accumulated amortisation and impairment
At 1 January	4,332	1,544	5,876	4,373	1,278	5,651
Currency translation and other adjustments	—	31	31	—	1	1
Disposals and write-off of fully amortised assets	—	(28)	(28)	(41)	(26)	(67)
Impairment of intangible assets	85	2	87	—	9	9
Amortisation charge for the year	—	300	300	—	282	282
At 31 December	4,417	1,849	6,266	4,332	1,544	5,876

Net book value at 31 December	5,522	1,201	6,723	5,607	1,048	6,655

(1)	Principally internally generated software.

Schedule of key assumptions applied in calculating the recoverable amount and sensitivities to changes in those assumptions for Commercial Banking

						Consequential impact of 1%		Consequential impact of 5%
		Assumptions			Recoverable	adverse movement		adverse movement
		Terminal	Pre-tax	Cost:	amount exceeded	Discount	Terminal	Forecast	Forecast
	Goodwill	growth rate	discount rate	income ratio (1)	carrying value	rate	growth rate	Income	cost
31 December 2021	£bn	%	%	%	£bn	£bn	£bn	£bn	£bn
Retail Banking	2.6	1.6	13.9	51.6	6.8	(1.8)	(0.8)	(2.1)	(1.0)
Commercial Banking	2.6	1.6	13.9	52.3	6.3	(1.9)	(0.8)	(2.0)	(1.0)
RBS International	0.3	1.6	12.1	37.0	2.6	(0.6)	(0.3)	(0.4)	(0.1)

31 December 2020
Retail Banking	2.7	1.6	13.7	48.3	5.9	(1.8)	(0.8)	(2.0)	(0.9)
Commercial Banking	2.6	1.6	13.7	53.7	1.5	(1.5)	(0.5)	(1.8)	(0.9)
RBS International	0.3	1.6	12.1	42.7	1.1	(0.4)	(0.2)	(0.3)	(0.1)

(1)	Average Cost:income ratio % over the 5-year forecast period

Schedule of impact on Commercial Banking VIU of reasonably possible changes to key assumptions

	2021				2020
	Terminal	Pre-tax	Forecast	Forecast	Terminal	Pre-tax	Forecast	Forecast
	growth rate	discount rate	income	cost	growth rate	discount rate	income	cost
Change in key assumptions to reduce headroom to nil (%)%		%	%	%	%	%	%	%
Retail Banking	(139.2)	8.1	(16.1)	32.7	(25.4)	6.2	(14.6)	33.9
Commercial Banking	(47.0)	6.6	(15.7)	32.8	(4.0)	1.3	(4.1)	8.2
RBS International	(85.2)	10.3	(30.3)	87.2	(10.8)	4.4	(18.6)	52.8